UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012 Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager filing this report:
Name: Kerrisdale Advisers, LLC
Address: 1212 Avenue of the Americas
3rd Floor
New York, NY 10036
Form 13F File Number: 28-____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is
authorized to submit it, that all information contained
herein is true, correct and complete,
and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Edward Gu
Title: Chief Financial Officer
Phone: (212) 584-8937
Signature, Place, and Date of Signing:
/s/ Edward Gu New York, NY February 14, 2013
[Signature] [City, State] [Date]
Report Type (Check only one):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in
this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: 139,504
(thousands)
List of Other Included Managers: None

Name of Issuer Title of Class Cusip Value( x$1000) Shares/ Prn
Amt SH/ PRN Put/C
all Investment Discretion Other Managers Sole Shared None
ACTIVISION BLIZZARD INC COMM 00507V109 112 10,500 SH CALL Sole 10,500
AES CORP COMM 00130H105 3,750 350,458 SH Sole 350,458
AEROPOSTALE COMM 007865108 5 366 SH Sole 366
AMERCO COMM 023586100 9,181 72,398 SH Sole 72,398
AMERICAN INTERNATIONAL GROUP COMM 026874784 2,673 75,727 SH Sole 75,727 APPLE COMPUTER INC COMM 037833100 5,853 10,997 SH Sole 10,997
APPLE COMPUTER INC COMM 037833100 1,335 2,506 SH CALL Sole 2,506
APPLE COMPUTER INC COMM 037833100 1,609 2,814 SH CALL Sole 2,814 ASIAINFO-LINKAGE INC COMM 04518A104 6 561 SH Sole 561
ASTEX PHARMACEUTICALS INC COMM 04624B103 619 212,804 SH Sole 212,804
BED BATH & BEYOND INC COMM 075896100 727 13000 SH Sole 13,000
BLUEKNIGHT ENERGY PARTNERS LLC LTDP 09625U109 2,387 362,747 SH Sole 362,747 BOFI HOLDING INC COMM 05566U108 3,149 113,244 SH Sole 113,244
BERKSHIRE HATHAWAY INC CL A COMM 084670108 1743 13 SH Sole 13
BUILD-A-BEAR WORKSHOP INC COMM 120076104 79 20,700 SH Sole 20,700
CDC CORP-CL A COMM G20ESC995 51 27,816 SH Sole 27,816
CHINA CORD BLOOD CORP COMM G21107100 146 56,012 SH Sole 56,012
CHINA MOBILE LTD-SPON ADR ADRS 16941M109 3,785 64,456 SH Sole 64,456
CLOROX COMPANY COMM 189054109 586 8,012 SH Sole 8,012
CME GROUP INC COMM 12572Q105 6,525 128,763 SH Sole 128,763
COLGATE-PALMOLIVE CO COMM 194162103 9,552 91,372 SH Sole 91,372
E TRADE FINANCIAL CORP COMM 269246401 2,431 271,600 SH Sole 271,600
ENERGY XXI BERMUDA COMM G10082140 2,380 73,982 SH Sole 73,982 ENERGYSOLUTIONS INC COMM 292756202 478 153,344 SH Sole 153,344
ENVIROSTAR INC COMM 29414M100 191 113,161 SH Sole 113,161
EVOQ PROPERTIES INC COMM 300504107 38 12,626 SH Sole 12,626
EXTERRAN HOLDINGS INC COMM 30225X103 658 30,000 SH Sole 30,000
FAMILY DOLLAR STORES COMM 307000109 685 10,806 SH Sole 10,806
GARMIN LTD COMM H2906T109 1,016 23,719 SH PUT Sole 23,719
GARMIN LTD COMM H2906T109 161 3,435 SH PUT Sole 3,435
GOOGLE INC-CL A COMM 38259P508 4,180 5,909 SH Sole 5,909
HENRY SCHEIN INC COMM 806407102 5,024 62,472 SH Sole 62,472
HERBALIFE LTD COMM G4412G101 6,888 209,125 SH Sole 209,125
HERBALIFE LTD COMM G4412G101 329 10,000 SH CALL Sole 10,000
HERBALIFE LTD COMM G4412G101 329 10,000 SH CALL Sole 10,000
HERBALIFE LTD COMM G4412G101 2,362 71,700 SH CALL Sole 71,700
HERBALIFE LTD COMM G4412G101 231 7,000 SH CALL Sole 7,000
INTERACTIVE BROKERS GRO-CL A COMM 45841N107 571 41,715 SH Sole 41,715 INTERCONTINENTALEXCHANGE INC COMM 45865V100 6,286 50,776 SH Sole 50,776 INTERPUBLIC GROUP OF COS INC COMM 460690100 724 65,671 SH Sole 65,671 JIAYUAN.COM INTERNATIONA-ADR ADRS 477374102 322 58,048 SH Sole 58,048 LABORATORY CRP OF AMER HLDGS COMM 50540R409 207 2,385 SH Sole 2,385 LIBERATOR MEDICAL HOLDINGS I COMM 53012L108 54 75,764 SH Sole 75,764 MAXYGEN INC COMM 577776107 690 280,749 SH Sole 280,749
MCMORAN EXPLORATION CO COMM 582411104 259 16,145 SH Sole 16,145
MORGANS HOTEL GROUP CO COMM 61748W108 1,349 243,491 SH Sole 243,491
MTN GROUP LTD-SPONS ADR ADRS 62474M108 6,977 325,280 SH Sole 325,280
MURPHY OIL CORP COMM 626717102 1,467 24,634 SH Sole 24,634
NET 1 UEPS TECHNOLOGIES INC COMM 64107N206 209 40,988 SH Sole 40,988
NU SKIN ENTERPRISES INC - A COMM 67018T105 448 12,100 SH Sole 12,100
OCEAN RIG UDW INC COMM Y64354205 3,535 236,803 SH Sole 236,803
OMNICOM GROUP COMM 681919106 11,526 230,706 SH Sole 230,706
PENN NATIONAL GAMING INC COMM 707569109 1,859 37,862 SH Sole 37,862 PETSMART INC COMM 716768106 43 624 SH Sole 624
PULSE ELECTRONICS CORP COMM 74586W106 6 20,000 SH Sole 20,000
RUTHS HOSPITALITY GROUP INC COMM 783332109 722 99,319 SH Sole 99,319
SALLY BEAUTY CO INC COMM 79546E104 565 23,955 SH Sole 23,955
SAREPTA THERAPEUTICS INC COMM 803607100 373 14,460 SH Sole 14,460
SMARTPROS LTD COMM 83171G103 142 96,346 SH Sole 96,346
SNAP INTERACTIVE INC COMM 83303W109 48 38,000 SH Sole 38,000
SPDR S&P 500 ETF TRUST ETF 78462F103 3,359 23,585 SH Sole 23,585
THE COOPER COS INC COMM 216648402 4,522 48,897 SH Sole 48,897
TMS INTERNATIONAL CORP CL A ADRS 87261Q103 3,301 263,623 SH Sole 263,623 TRUE RELIGION APPAREL INC COMM 89784N104 654 25,773 SH Sole 25,773
UNION PACIFIC CORP COMM 907818108 2,182 17,362 SH Sole 17,362
WESTWAY GROUP INC COMM 96169B100 150 22,392 SH Sole 22,392
WILLIAMS-SONOMA INC COMM 969904101 3,329 76,069 SH Sole 76,069
XSTELOS HOLDINGS INC COMM 984164103 55 33,363 SH Sole 33,363
YUM! BRANDS INC COMM 988498101 1,962 29,559 SH Sole 29,559
ZIOPHARM ONCOLOGY INC COMM 98973P101 355 85,350 SH Sole 85,350